Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net Loss per Share [Abstract]
Schedule of antidilutive due to the net loss
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Common Stock Equivalents:
Stock Warrants	1,547,991,666	756,575,000
Convertible Preferred Stock	4,280,308,389	203,178,022
Convertible Notes	273,504,274	61,050,061
Total	6,101,804,329	1,020,803,083

December 31, 2021
Common Stock Equivalents:
Stock Warrants	798,241,666
Convertible Preferred Stock	1,277,345,644
Convertible Notes	411,183,645
Total	2,486,770,955